Convertible Notes (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Convertible Notes [Member]
Convertible Debt Due Date	Jul. 17, 2017
Notes payable due to shareholder
Convertible Debt Due Date	Jul. 17, 2017
ConvertibleNotesPayableSixMember
Convertible Debt Due Date	Aug. 08, 2017
ConvertibleNotesPayableSevenMember
Convertible Debt Due Date	Jul. 20, 2017
9/13/2012
Convertible Debt Due Date	Aug. 24, 2017
ConvertibleNotesPayableNineMember
Convertible Debt Due Date	Aug. 09, 2017
ConvertibleNotesPayableTenMember
Convertible Debt Due Date	Jul. 31, 2017
10/5/2012
Convertible Debt Due Date	Dec. 01, 2017
Derivative Liabilities [Default Label]
Convertible Debt Due Date	Sep. 23, 2017
ConvertibleNotesPayableThirteenMember
Convertible Debt Due Date	Aug. 16, 2017
ConvertibleNotesPayableFourteenMember
Convertible Debt Due Date	Sep. 30, 2017
ConvertibleNotesPayableSixteenMember
Convertible Debt Due Date	May 03, 2018
ConvertibleNotesPayableSeventeenMember
Convertible Debt Due Date	Jun. 15, 2018
ConvertibleNotesPayableEighteenMember
Convertible Debt Due Date	Jul. 17, 2018
10/25/2012
Convertible Debt Due Date	May 12, 2018
10/25/2012 [Default Label]
Convertible Debt Due Date	Aug. 22, 2018
ConvertibleNotesPayableTwentyMember
Convertible Debt Due Date	Sep. 26, 2018
ConvertibleNotesPayableTwentyOneMember
Convertible Debt Due Date	Dec. 07, 2018
ConvertibleNotesPayableTwentyTwoMember
Convertible Debt Due Date	Sep. 15, 2019
ConvertibleNotesPayableOneMember
Convertible Debt Due Date	Feb. 24, 2013
Document And Entity Information [Default Label]
Convertible Debt Due Date	Mar. 18, 2013
ConvertibleNotesPayableThreeMember
Convertible Debt Due Date	Jun. 21, 2013
ConvertibleNotesPayableTwentyThreeMember
Convertible Debt Due Date	Oct. 05, 2019
ConvertibleNotesPayableTwentyFourMember
Convertible Debt Due Date	Oct. 31, 2019
ConvertibleNotesPayableTwentyFiveMember
Convertible Debt Due Date	Nov. 15, 2019
ConvertibleNotesPayableTwentySixMember
Convertible Debt Due Date	Nov. 15, 2019
ConvertibleNotesPayableTwentySevenMember
Convertible Debt Due Date	Dec. 02, 2019
ConvertibleNotesPayableTwentyEightMember
Convertible Debt Due Date	Dec. 26, 2019
ConvertibleNotesPayableTwentyNineMember
Convertible Debt Due Date	Jan. 08, 2020
ConvertibleNotesPayableThirtyMember
Convertible Debt Due Date	Jan. 22, 2020
ConvertibleNotesPayableThirtyOneMember
Convertible Debt Due Date	Jan. 24, 2020
ConvertibleNotesPayableThirtyTwoMember
Convertible Debt Due Date	Feb. 26, 2020
Convertible Notes Payable 08/22/2017[Member]
Convertible Debt Due Date	Aug. 22, 2018
Original Issue Discount	$ 35,000
Convertible Debt. Amortization	5,082	$ 29,918
Convertible Debt. Debt Discount		5,082
Convertible Notes Payable 09/26/2017[Member]
Convertible Debt Due Date	Sep. 26, 2018
Original Issue Discount	$ 15,000
Convertible Debt. Amortization	3,616	11,384
Convertible Debt. Debt Discount		3,616
Convertible Notes Payable 07/17/2017[Member]
Convertible Debt Due Date	Jul. 17, 2018
Original Issue Discount	$ 164,900
Convertible Debt. Amortization	4,455	160,445
Convertible Debt. Debt Discount		4,455
Convertible Notes Payable 12/07/2017[Member]
Convertible Debt Due Date	Dec. 07, 2018
Original Issue Discount	$ 30,000
Convertible Debt. Amortization	13,151	16,849
Convertible Debt. Debt Discount		13,151
Convertible Notes Payable 09/20/2018[Member]
Convertible Debt Due Date	Sep. 15, 2019
Original Issue Discount	$ 12,500
Convertible Debt. Amortization	9,826
Convertible Debt. Debt Discount	$ 2,674
ConvertibleNotesPayableSeptemberTwentyTwoThousandAndEighteenOneMember
Convertible Debt Due Date	Sep. 15, 2019
Original Issue Discount	$ 250,000
Convertible Debt. Amortization	196,528
Convertible Debt. Debt Discount	$ 53,472
Convertible Notes Payable 10/05/2018[Member]
Convertible Debt Due Date	Oct. 05, 2019
Original Issue Discount	$ 5,000
Convertible Debt. Amortization	5,000
Convertible Debt. Debt Discount
ConvertibleNotesPayableOctoberFiveTwoThousandAndEighteenOneMember
Convertible Debt Due Date	Oct. 05, 2019
Original Issue Discount	$ 245,000
Convertible Debt. Amortization	245,000
Convertible Debt. Debt Discount
Convertible Notes Payable 11/01/2018[Member]
Convertible Debt Due Date	Nov. 01, 2019
Original Issue Discount	$ 84,286
Convertible Debt. Amortization	55,652
Convertible Debt. Debt Discount	$ 28,634
Convertible Notes Payable 11/16/2018[Member]
Convertible Debt Due Date	Nov. 16, 2019
Original Issue Discount	$ 36,571
Convertible Debt. Amortization	22,644
Convertible Debt. Debt Discount	$ 13,927
ConvertibleNotesPayableNovemberSixteenTwoThousandAndEighteenOneMember
Convertible Debt Due Date	Nov. 16, 2019
Original Issue Discount	$ 18,286
Convertible Debt. Amortization	11,322
Convertible Debt. Debt Discount	$ 6,964
Convertible Notes Payable 12/03/2018[Member]
Convertible Debt Due Date	Dec. 03, 2019
Original Issue Discount	$ 10,000
Convertible Debt. Amortization	5,726
Convertible Debt. Debt Discount	$ 4,274
Convertible Notes Payable 12/26/2018[Member]
Convertible Debt Due Date	Dec. 26, 2019
Original Issue Discount	$ 5,000
Convertible Debt. Amortization	2,548
Convertible Debt. Debt Discount	$ 2,452
ConvertibleNotesPayableDecemberTwentySixTwoThousandAndEighteenOneMember
Convertible Debt Due Date	Dec. 26, 2019
Original Issue Discount	$ 245,000
Convertible Debt. Amortization	124,849
Convertible Debt. Debt Discount	$ 120,151
Convertible Notes Payable 01/08/2019[Member]
Convertible Debt Due Date	Jan. 08, 2020
Original Issue Discount	$ 0
Convertible Debt. Amortization	43,653
Convertible Debt. Debt Discount	$ 48,448
Convertible Notes Payable 01/22/2019[Member]
Convertible Debt Due Date	Jan. 22, 2020
Original Issue Discount	$ 0
Convertible Debt. Amortization	38,107
Convertible Debt. Debt Discount	$ 49,371
ConvertibleNotesPayableJanuaryTwentyTwoTwoThousandAndNinteenOneMember
Convertible Debt Due Date	Jan. 22, 2020
Original Issue Discount	$ 2,000
Convertible Debt. Amortization	871
Convertible Debt. Debt Discount	$ 1,129
Convertible Notes Payable 01/24/2019[Member]
Convertible Debt Due Date	Jan. 24, 2020
Original Issue Discount	$ 0
Convertible Debt. Amortization	20,402
Convertible Debt. Debt Discount	$ 27,030
Convertible Notes Payable 02/26/2019[Member]
Convertible Debt Due Date	Feb. 26, 2020
Original Issue Discount	$ 0
Convertible Debt. Amortization	32,854
Convertible Debt. Debt Discount	$ 63,854
ConvertibleNotesPayableFebruaryTwentySixTwoThousandAndNinteenOneMember
Convertible Debt Due Date	Feb. 26, 2020
Original Issue Discount	$ 2,000
Convertible Debt. Amortization	679
Convertible Debt. Debt Discount	$ 1,321
Convertible Notes Payable 03/04/2019[Member]
Convertible Debt Due Date	Mar. 04, 2020
Original Issue Discount	$ 243,000
Convertible Debt. Amortization	78,344
Convertible Debt. Debt Discount	$ 164,656
ConvertibleNotesPayableMarchFourTwoThousandAndNinteenOneMember
Convertible Debt Due Date	Mar. 04, 2020
Original Issue Discount	$ 7,000
Convertible Debt. Amortization	2,257
Convertible Debt. Debt Discount	$ 4,743
Convertible Notes Payable 04/02/2019[Member]
Convertible Debt Due Date	Apr. 02, 2020
Original Issue Discount	$ 98,000
Convertible Debt. Amortization	23,831
Convertible Debt. Debt Discount	$ 74,169
ConvertibleNotesPayableAprilTwoTwoThousandAndNinteenOneMember
Convertible Debt Due Date	Apr. 02, 2020
Original Issue Discount	$ 2,000
Convertible Debt. Amortization	486
Convertible Debt. Debt Discount	$ 1,514
Convertible Notes Payable 04/04/2019[Member]
Convertible Debt Due Date	Apr. 04, 2020
Original Issue Discount	$ 98,000
Convertible Debt. Amortization	23,295
Convertible Debt. Debt Discount	$ 74,705
ConvertibleNotesPayableAprilFourTwoThousandAndNinteenOneMember
Convertible Debt Due Date	Apr. 04, 2020
Original Issue Discount	$ 2,000
Convertible Debt. Amortization	475
Convertible Debt. Debt Discount	$ 1,525
Convertible Notes Payable 05/02/2019[Member]
Convertible Debt Due Date	May 02, 2020
Original Issue Discount	$ 123,000
Convertible Debt. Amortization	19,828
Convertible Debt. Debt Discount	$ 103,172
ConvertibleNotesPayableMayTwoTwoThousandAndNinteenOneMember
Convertible Debt Due Date	May 02, 2020
Original Issue Discount	$ 2,000
Convertible Debt. Amortization	322
Convertible Debt. Debt Discount	$ 1,678
Convertible Notes Payable 05/07/2019[Member]
Convertible Debt Due Date	May 07, 2020
Original Issue Discount	$ 122,500
Convertible Debt. Amortization	18,074
Convertible Debt. Debt Discount	$ 104,426
ConvertibleNotesPayableMaySevenTwoThousandAndNinteenOneMember
Convertible Debt Due Date	May 07, 2020
Original Issue Discount	$ 2,500
Convertible Debt. Amortization	369
Convertible Debt. Debt Discount	$ 2,131
Convertible Notes Payable 05/29/2019[Member]
Convertible Debt Due Date	May 29, 2020
Original Issue Discount	$ 123,000
Convertible Debt. Amortization	10,754
Convertible Debt. Debt Discount	$ 112,246
ConvertibleNotesPayableMayTwentyNineTwoThousandAndNinteenOneMember
Convertible Debt Due Date	May 29, 2020
Original Issue Discount	$ 2,000
Convertible Debt. Amortization	175
Convertible Debt. Debt Discount	$ 1,825
Convertible Notes Payable 06/12/2019[Member]
Convertible Debt Due Date	Jun. 12, 2020
Original Issue Discount	$ 122,500
Convertible Debt. Amortization	6,025
Convertible Debt. Debt Discount	$ 116,475
ConvertibleNotesPayableJuneDecemberTwoThousandAndNinteenOneMember
Convertible Debt Due Date	Jun. 12, 2020
Original Issue Discount	$ 2,500
Convertible Debt. Amortization	123
Convertible Debt. Debt Discount	$ 2,377
ConvertibleNotesPayableThirtyThreeMember
Convertible Debt Due Date	Mar. 04, 2020
ConvertibleNotesPayableThirtyFourMember
Convertible Debt Due Date	Apr. 02, 2020
ConvertibleNotesPayableThirtySixMember
Convertible Debt Due Date	May 02, 2020
ConvertibleNotesPayableThirtySevenMember
Convertible Debt Due Date	May 07, 2020
ConvertibleNotesPayableThirtyEightMember
Convertible Debt Due Date	May 29, 2020
ConvertibleNotesPayableThirtyFiveMember
Convertible Debt Due Date	Apr. 04, 2020
ConvertibleNotesPayableThirtyNineMember
Convertible Debt Due Date	Jun. 12, 2020
Convertible Notes Payable [Member]
Convertible Debt. Amortization	$ 1,026,324	218,597
Convertible Debt. Debt Discount	$ 1,189,341	$ 26,303